Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Warrants

Warrants – The following table summarizes information with regard to the IPO Warrants, and the PIPE Warrants, which includes the Inducement and 2022 Pre-Funded Warrants (together, the “Warrants”) share activity for the year ended December 31, 2022:

	Warrant - PIPE	Warrant - IPO*	Total Warrants	Weighted Average Exercise Price
Balance, December 31, 2020	-	-	-	$-
Issued	218,214	207,000	425,214	102.57
Exercised	(75,357)	(132,380)	(207,737)	100.14
Balance, December 31, 2021	142,857	74,620	217,477	99.69
Issued	463,686	-	463,686	35.77
Exercised	(221,307)	-	(221,307)	20.92
Balance, December 31, 2022	385,236	74,620	459,856	$52.29

*	Every 20 IPO warrants are exercisable for one share of Common Stock at an exercise price of $100.00 per share of Common Stock. For financial statement purposes, the warrant shares have been decreased by a factor of 20 to effectively reflect the 1-for-20 reverse stock split. Refer to Note 26. Subsequent Events – Reverse Stock Split. However, prices reflected on The Nasdaq Stock Market, for ticker BRIW warrants are the presplit price.